Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Activities
Net loss	$ (12,560,850)	$ (8,162,133)
Items not requiring cash:
Amortization and depreciation	205,271	212,839
Share-based compensation	106,866	119,307
Amortization of right-of-use assets	503,085	321,885
Loss on disposal of fixed assets	7,136	0
Impairment of fixed assets	189,225	0
Impairment of intangible assets	1,457,926
Interest income received on short-term investments	(1,073)	0
Unrealized foreign exchange loss	7,151	75,894
Changes in operating assets and liabilities:
Prepaids and other currents assets	83,038	166,256
Other non-current assets	(32,324)	0
Accounts payable and accrued liabilities	618,679	(220,017)
Lease obligations	(745,529)	(429,880)
Operating cash flow used by discontinued operations	1,517,886	(183,543)
Total cash used in operating activities	(8,643,513)	(8,099,392)
Investing Activities
Sale of short-term investments	41,340	42,270
Purchase of short-term investments	(41,340)	(42,270)
Total cash used in investing activities	0	0
Financing Activities
Proceeds from the sale of pre-funded warrants	0	5,024,891
Proceeds from the private placement	231,675	8,130,299
Share issuance costs	(137,179)	(883,978)
Total cash provided by financing activities	94,496	12,271,212
Increase (decrease) in cash and cash equivalents during the period	(8,549,017)	4,171,820
Cash and cash equivalents beginning of the year	10,743,430	6,571,610
Cash and cash equivalents end of the year	2,194,413	10,743,430
Cash paid during the period for:
Income taxes	0	0
Interest	0	0
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deemed dividends	431,664	0
Fixed asset reclassified to held for sale equipment	20,000
Recognition of Right-of-use asset and corresponding operating lease	0	187,223
Preferred investment options to its placement agent	0	281,810
Fair value of warrant modification recorded as equity issuance	$ 0	$ 116,482